LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets and Liabilities, Lessee [Abstract]
Lease right of use asset	$ 7,296	$ 5,971
Lease liabilities	$ 7,528	$ 6,338
Weighted average remaining lease term (years)	6 years 9 months 14 days	7 years 25 days
Weighted average discount rate	4.40%	3.70%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets	Accrued income and other assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities	Accrued expenses and other liabilities